Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consist of the following:

	December 31, 2022	December 31, 2021
Accrued professional fees	$354	$1,192
Accrued employee-related costs	4,221	2,213
Accrued merchant fees	—	184
Accrued interest	—	27
Legal accrual	—	1,302
Other	1,699	1,093

Accrued expenses	$6,274	$6,011